Lease liabilities	6 Months Ended
Feb. 29, 2024
Lease liabilities
Lease liabilities

13. Lease liabilities

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
Opening balance	2,641,794	2,415,549
Additions	38,283	921,498
Repayment	(340,880)	(726,893)
Interest on lease liability	70,243	139,132
Lease termination	—	(151,800)
Currency translation	3,222	44,308
Closing balance	2,412,662	2,641,794

Current	714,842	647,638
Non-current	1,697,820	1,994,156
	2,412,662	2,641,794

Future undiscounted lease payments as at February 29, 2024 are as follows:

$
Less than one year	828,798
One to five years	1,781,836
2,610,634